Intangible asset – Application Development Costs (Details) - Schedule of Intangible asset – Application Development Costs - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Intangible Asset Application Development Costs Abstract
Balance at the start of the financial year	$ 1,215,915	$ 1,373,492
Application development costs incurred during the year		78,279
Amortisation	(243,183)	(235,856)
Balance at the end of the financial year	$ 972,732	$ 1,215,915